Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	24 Months Ended
Dec. 31, 2014
Income Tax Schedule Of Deferred Tax Assets And Liabilities 1	$ (43,608)
Income Tax Schedule Of Deferred Tax Assets And Liabilities 2	(48,019)
Income Tax Schedule Of Deferred Tax Assets And Liabilities 3	(43,608)
Income Tax Schedule Of Deferred Tax Assets And Liabilities 4	$ (48,019)